Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	0000939934
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Sep. 30, 2013
Prospectus Date	Sep. 30, 2013
Class A Prospectus | SIIT LARGE CAP FUND | SIIT LARGE CAP FUND - CLASS A
Risk/Return:
Trading Symbol	SLCAX
Class A Prospectus | SIIT LARGE CAP DIVERSIFIED ALPHA FUND | SIIT LARGE CAP DIVERSIFIED ALPHA FUND - CLASS A
Risk/Return:
Trading Symbol	SCDAX
Class A Prospectus | SIIT LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND - CLASS A
Risk/Return:
Trading Symbol	SCPAX
Class A Prospectus | SIIT LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A
Risk/Return:
Trading Symbol	LCIAX
Class A Prospectus | SIIT SMALL CAP FUND | SIIT SMALL CAP FUND - CLASS A
Risk/Return:
Trading Symbol	SLPAX
Class A Prospectus | SIIT SMALL MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND - CLASS A
Risk/Return:
Trading Symbol	SSMAX
Class A Prospectus | SIIT U.S. Managed Volatility Fund | SIIT U.S. Managed Volatility Fund - Class A
Risk/Return:
Trading Symbol	SVYAX
Class A Prospectus | SIIT WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND - CLASS A
Risk/Return:
Trading Symbol	WEUSX
Class A Prospectus | SIIT Screened World Equity Ex-US Fund | SIIT Screened World Equity Ex-US Fund - Class A
Risk/Return:
Trading Symbol	SSEAX
Class A Prospectus | SIIT Opportunistic Income Fund | SIIT Opportunistic Income Fund - Class A
Risk/Return:
Trading Symbol	ENIAX
Class A Prospectus | SIIT CORE FIXED INCOME | SIIT CORE FIXED INCOME - CLASS A
Risk/Return:
Trading Symbol	SCOAX
Class A Prospectus | SIIT HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND - CLASS A
Risk/Return:
Trading Symbol	SGYAX
Class A Prospectus | SIIT LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A
Risk/Return:
Trading Symbol	LDRAX
Class A Prospectus | SIIT Ultra Short Duration Bond Fund | SIIT Ultra Short Duration Bond Fund - Class A
Risk/Return:
Trading Symbol	SUSAX
Class A Prospectus | SIIT EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND - CLASS A
Risk/Return:
Trading Symbol	SEDAX
Class A Prospectus | SIIT Real Return Fund | SIIT Real Return Fund - Class A
Risk/Return:
Trading Symbol	RRPAX
Class A Prospectus | SIIT Dynamic Asset Allocation Fund | SIIT Dynamic Asset Allocation Fund - Class A
Risk/Return:
Trading Symbol	SDLAX
Class A Prospectus | SIIT Multi-Asset Real Return Fund | SIIT Multi-Asset Real Return Fund - Class A
Risk/Return:
Trading Symbol	SEIAX